Trade Accounts Receivable - Summary of Movements of Bad Debt Expense in Credit Loss (Detail) - Trade Accounts Receivables [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Line Items]
Beginning balance	$ (48,675)	$ (31,528)	$ (30,622)
Bad debt expense	(22,125)	(25,289)	(12,006)
Reversal of bad debts	19,778	8,142	11,100
Ending balance	$ (51,022)	$ (48,675)	$ (31,528)